CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM INVESTING ACTIVITIES:
Interest paid, capitalized	₽ 841	₽ 533	₽ 550